ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net, consists of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Accounts receivable	7,489	10,106	7,810
Less: allowance for expected credit losses	(78)	(55)	(43)
Accounts receivable, net	7,411	10,051	7,767

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for expected credit losses for the year ended December 31, 2025 and the six-month period ended June 30, 2026 were as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	78	78	61
Reversal	-	(23)	(18)
Balance at end of the year/period	78	55	43